Other Investments in Equity Securities - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Dividend income	¥ 18	¥ 14	¥ 13
Unlisted equity securities [member]
Disclosure of financial assets [line items]
Dividend income	¥ 1	¥ 1	¥ 10